CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	200,000,000
Common stock, shares issued	113,065,725	102,653,619
Common stock, shares outstanding	113,065,725	102,653,619